Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STONE RIDGE TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Stone Ridge Global Equity Variance Risk Premium Master Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge Global Equity Variance Risk Premium Master Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stone Ridge Global Equity Variance Risk Premium Master Fund’s (the “Fund”) investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 21.71%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.71%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. The Fund is a special type of mutual fund that invests in a combination of Underlying Funds, specifically Class I Shares of the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap Variance Risk Premium Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap Variance Risk Premium Fund”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “Developed Markets Variance Risk Premium Fund”) and the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets Variance Risk Premium Fund”), which are also managed by the Adviser. The Underlying Funds were chosen based on the determination of the Adviser that they could provide capital appreciation.

In managing the Underlying Funds, the Adviser focuses primarily on one source of expected returns — the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” — the expected level of volatility priced into an option — to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as an Underlying Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, an Underlying Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Underlying Fund under the derivatives contract. By providing this risk transfer service, an Underlying Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options. There can be no assurance that the variance risk premium will be positive for the Underlying Funds’ investments at any time or on average and over time.

The Adviser does not intend to purchase or sell securities for the Underlying Funds’ investment portfolios based on prospects for the economy, the securities markets or the individual issuers themselves. Instead, the Underlying Funds seek to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing the Underlying Funds’ investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Underlying Funds the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of an Underlying Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Underlying Fund’s investments.

The Underlying Funds typically pursue their investment objectives by writing (selling) put options related to U.S. large cap, U.S. small cap, developed markets and emerging markets equity securities. The Underlying Funds may also pursue their investment objective by writing (selling) call options related to U.S. large cap, U.S. small cap, developed markets and emerging markets equity securities. The Adviser considers U.S. large cap, U.S. small cap, developed markets and emerging markets equity securities to include the equity securities of U.S. large cap companies, U.S. small cap companies, developed markets issuers or emerging markets issuers, as the case may be, as well as American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”) and indices providing exposure to these securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds whose principal investment strategy is to write call and put options related to equity securities. In addition, the Fund currently intends to invest at least 40% of its net assets in Underlying Funds whose principal investment strategy is to write call and put options related to foreign securities from at least ten countries, not including the U.S. Unless international market conditions are not deemed favorable by the Adviser, the Adviser intends at all times to have 25-50% exposure to non-U.S. markets. Currently, the Adviser allocates approximately one-third (1/3) of the Fund’s assets to U.S. large cap securities, one-sixth (1/6) to U.S. small cap securities, one-third (1/3) to developed markets securities and one-sixth (1/6) to emerging markets securities. The Adviser monitors the Underlying Funds and periodically rebalances the Fund’s investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund’s target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

A put option typically gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price; a call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price. Generally, each Underlying Fund intends to sell put (or call) options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or below (in the case of a put option) or at or above (in the case of a call option) the current price of the underlying equity security, ADR, ETF or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling put options, an Underlying Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. If an option sold by an Underlying Fund is exercised, the Underlying Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ADR, ETF or index, depending on the terms of the option.

When an Underlying Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Underlying Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option. In the U.S., an Underlying Fund typically will maintain the initial margin with its custodian in an escrow arrangement, except that in the case of futures contracts and options on futures contracts, margin is typically posted directly to the futures commission merchant (the “FCM”); outside the U.S., the Underlying Fund may maintain the margin directly with its broker or the option clearinghouse. When the Underlying Fund posts margin directly to an FCM, broker or clearinghouse, the Underlying Fund is subject to the fraud and credit risk of the FCM, broker or clearinghouse with respect to that posted margin. In some markets, the amount of margin posted on behalf of an Underlying Fund can be as much as 30% of the notional amount of the option.

An Underlying Fund will invest in government obligations (including U.S. and non-U.S. government securities with remaining maturities of one year or less), as well as equities, ADRs and ETFs, typically to meet asset coverage or margin requirements on the Underlying Fund’s option writing strategy. An Underlying Fund’s securities may be denominated in foreign currencies. An Underlying Fund may, but is not obligated to, hedge its foreign currency exposure relative to the dollar. Typically, the Underlying Fund will cover call options with equity securities and will cover put options with U.S. or foreign government obligations; however, the Underlying Fund may use any liquid assets as cover or margin. An Underlying Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Underlying Fund does not have a short position (so-called “naked” call or put options). At times the Underlying Fund may hold significant positions in equities, ADRs, ETFs, U.S. or foreign government obligations or cash and cash equivalents. The Underlying Fund may at times write options on equities, ADRs, ETFs and indices with aggregate notional value greater than the value of the Underlying Fund’s assets. In those cases, the Underlying Fund may be considered to have created investment leverage; leverage increases the volatility of the Underlying Fund and may result in losses greater than if the Underlying Fund had not been leveraged. It is also possible that the Underlying Fund will create investment leverage by borrowing money.

The assets of each of the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund may be invested in a wholly-owned and controlled subsidiary (each a “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser. Each Subsidiary is expected to write call and put options related to either developed markets or emerging markets securities.

The Underlying Funds also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Underlying Funds to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Underlying Funds will be limited in their ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Underlying Funds may lend their portfolio securities to generate additional income.

		The Adviser may consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed an educational program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other Eligible Investors (as defined in “Eligibility to Buy Class I Shares and Class M Shares” below). Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest or because of the Fund’s asset allocation, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The following summarizes the principal risk factors that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund’s overall portfolio. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing” below.

Risks of Investing in the Underlying Funds. The investment objective of each Underlying Fund is to seek capital appreciation. The strategies and principal risks of the Underlying Funds are described in this prospectus. The risks for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in the portfolio of each of the Underlying Funds. In managing the Fund, the Adviser will have authority to change the asset allocation amounts among the Underlying Funds. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. Generally, for example, a greater allocation to the U.S. Small Cap Variance Risk Premium Fund or the Emerging Markets Variance Risk Premium Fund will have the effect of increasing the risks associated with small-cap or emerging market issuers, respectively. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund could be forced to sell their shares of that Underlying Fund at a disadvantageous time. The Fund’s ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and the Adviser’s allocation of assets among the Underlying Funds. To the extent an Underlying Fund has high portfolio turnover, the Underlying Fund may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in light of actual market conditions. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds to the extent that the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds. However, the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference asset they are designed to track. The Underlying Funds may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by an Underlying Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Underlying Funds’ strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, an Underlying Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, an Underlying Fund will still have contractual remedies but may not be able to enforce them. The Underlying Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on an Underlying Fund and the Fund.

Derivatives also present other risks described herein, including market risk, illiquidity risk, currency risk and credit risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Underlying Funds’ use of derivatives may not be effective or have the desired results. For example, an Underlying Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce an Underlying Fund’s risk exposures, potentially resulting in losses for the Underlying Fund and the Fund.

Swap contracts and OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” below). Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself (see “Leverage Risk” below).
Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration. The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Underlying Funds may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position by buying or selling the option.

An Underlying Fund’s options positions will be marked to market on each day that the Underlying Fund strikes its NAV. Each Underlying Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

For certain non-U.S. options, an Underlying Fund (directly or through its Subsidiary) may post margin (i) with its U.S. broker, who is expected typically to re-hypothecate the margin to a non-U.S. broker or to a clearinghouse, or (ii) with its non-U.S. broker, who will maintain the margin or rehypothecate it to a clearinghouse. Prior to rehypothecation, such margin may be held by the broker in commingled accounts with margin from other clients of the broker. An Underlying Fund (directly or through its Subsidiary) may also post margin directly to a clearinghouse. The margin maintained by these brokers or clearinghouses is not subject to the regulatory protections provided by bank custody arrangements. If margin is posted to a broker and rehypothecated, neither the Underlying Fund nor the broker to whom the margin was posted will have custody of the margin. If margin posted by an Underlying Fund is not maintained with the Underlying Fund’s custodian, the Underlying Fund is fully exposed to the fraud and unsecured credit risk of the brokers and clearinghouses to whom the margin is posted.

Options writing can cause an Underlying Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Put Option Risk. Put options on single equity securities or ETFs written by an Underlying Fund may be physically settled, requiring the underlying equity security to be received by the Underlying Fund upon exercise of the option or, alternatively, may have cash settlement provisions. An Underlying Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by an Underlying Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Underlying Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Underlying Funds cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Underlying Funds will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Call Option Risk. When a single equity security or ETF call option is exercised, the Underlying Funds will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Underlying Funds continue to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, an Underlying Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if an Underlying Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by an Underlying Fund may require the Underlying Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Underlying Funds cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, an Underlying Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Underlying Funds’ potential losses on writing index call options are extensive.

When an Underlying Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Underlying Fund.
Management and Operational Risk. Each Underlying Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. Each Underlying Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause it to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect each Underlying Fund’s and the Fund’s performance.

The Fund and each Underlying Fund also are subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by an Underlying Fund may be difficult or impossible to sell at the time that the Underlying Fund would like or at the price that the Underlying Fund believes the security is currently worth. There can be no assurance that a liquid market for the Underlying Funds’ investments will be maintained, in which case an Underlying Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Underlying Fund and the Fund. An Underlying Fund may be unable to sell its investments, even under circumstances when the Adviser believes it would be in the best interests of the Underlying Fund to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which an Underlying Fund is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which an Underlying Fund’s operations require cash (such as in connection with redemptions) and could result in an Underlying Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Leverage Risk. Each Underlying Fund may obtain financing to make investments (i.e., to purchase additional portfolio investments) and may obtain leverage through derivative instruments that afford the Underlying Fund economic leverage. An Underlying Fund may also borrow to meet redemption requests. Therefore, the Underlying Funds and the Fund are subject to leverage risk. Leverage magnifies the Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Underlying Fund would otherwise have and may be considered a speculative technique. The value of an investment in an Underlying Fund and, therefore, the Fund, will be more volatile and other risks tend to be compounded if and to the extent that the Underlying Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

An Underlying Fund’s borrowings, which typically would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Borrowing will also cost an Underlying Fund interest expense and other fees and the cost of borrowing or fluctuations in interest rates, if applicable, may reduce the Underlying Fund’s return. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Market conditions may unfavorably impact an Underlying Fund’s ability to secure borrowings on terms as favorable as more established borrowers in the market, or to borrow on commercially feasible terms.

Equity Investing Risk. Because the Underlying Funds enter into derivatives contracts relating to equity securities, the Underlying Funds are exposed to fluctuations in the value of the underlying equity securities. The Underlying Funds may also own equity securities directly. Equity investing risk is the risk that the value of equity instruments to which the Underlying Funds are exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. If the value of equity securities underlying derivatives contracts entered into by the Underlying Funds, or that the Underlying Funds own directly, decreases, the performance of the Underlying Funds will be negatively impacted, and your investment in the Fund may lose money even if the variance risk premium is positive.

Larger Company Risk. The equity securities of large-capitalization companies can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of equity securities issued by large-capitalization companies may not rise to the same extent as the value of equity securities issued by small or mid-cap companies under certain market conditions or during certain periods. The U.S. Large Cap Variance Risk Premium Fund may allocate any proportion of its assets to stocks of large capitalization companies. In consequence, that Fund may have substantial exposure to stocks of large capitalization companies.

Smaller Company Risk. The Underlying Funds may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies. The U.S. Small Cap Variance Risk Premium Fund may allocate any proportion of its assets to smaller companies. In consequence, that Fund may have substantial exposure to smaller companies.

Foreign Securities Risk. Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. The Developed Markets Variance Risk Premium Fund’s and the Emerging Markets Variance Risk Premium Fund’s exposure to foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of these Underlying Funds’ indirect and direct investments in foreign securities (see “Currency Risk” below). These Underlying Funds may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. The laws of some foreign countries may limit these Underlying Funds’ ability to gain exposure to securities of certain issuers located in those countries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect these Underlying Fund’s assets held in foreign countries.

If the Developed Markets Variance Risk Premium Fund or the Emerging Markets Variance Risk Premium Fund invest in foreign issuers by purchasing ADRs or American Depositary Receipts (dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or OTC in the U.S.), the Underlying Fund is exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

Emerging Markets Risk. Obtaining exposure to emerging market securities and currencies entails all of the risks associated with foreign (non-U.S.) investments (see “Foreign Securities Risk” above), but to a heightened degree. Compared to foreign developed markets, exposure to emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies.

ETF Risk. The Underlying Funds may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through their derivative contracts. Direct or indirect investing in an ETF exposes the Underlying Funds to all of the risks of that ETF’s investments. Index-based ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that an Underlying Fund invests in ETFs, the Underlying Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Underlying Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and an Underlying Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact the performance of the Underlying Fund and the Fund.

Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Developed Markets Variance Risk Premium Fund’s and the Emerging Markets Variance Risk Premium Fund’s investments. Currency risk includes the risk that the foreign currencies in which these Underlying Funds’ investments are traded, in which these Underlying Funds receive income, or in which these Underlying Funds have taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which these Underlying Funds have obtained exposure through hedging declines in value relative to the currency being hedged, in which event these Underlying Funds may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leverage risk in addition to currency risk.

In purchasing or selling local currency to fund trades denominated in that currency, the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of these Underlying Funds’ investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies and these Underlying Funds’ income available for distribution. Some countries have and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.

Government Securities Risk. The Underlying Funds may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Underlying Fund and the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Foreign Government Obligations and Securities of Supranational Entities Risk. Exposure to foreign government obligations and the sovereign debt of emerging market countries makes the Fund vulnerable to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund may have investment exposure have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

Subsidiary Risk. By investing through their Subsidiaries, the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund are exposed to the risks associated with their respective Subsidiary’s investments. The Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act, although each Subsidiary will be managed pursuant to the compliance policies and procedures of the relevant Underlying Fund applicable to it. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of these Underlying Funds and/or the Subsidiaries to operate as described in this prospectus and could adversely affect these Underlying Funds and/or the Fund.

Securities Lending Risk. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering securities. An Underlying Fund could also lose money if the value of collateral securing a securities loan or similar transaction, including the value of investments made with cash collateral, falls.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its shares or the sale of its portfolio securities or to meet anticipated redemptions of its shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Focused Investment Risk. To the extent that an Underlying Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies or issuers that are subject to the same or similar risks, the Underlying Fund and the Fund will be subject to greater overall risk than if the Underlying Fund’s exposures were less focused.

Market Risk. The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries.

Tax Risk. The Fund and each Underlying Fund in which it invests intend to qualify for treatment as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order for the Fund or an Underlying Fund to qualify for such treatment, the Fund or Underlying Fund, as the case may be, must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income. The Fund’s and each Underlying Fund’s investment strategies will potentially be limited by their intention to qualify for treatment as RICs. The tax treatment of certain of the Underlying Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect an Underlying Fund’s, and thus the Fund’s, ability to qualify for such treatment.

If, in any year, the Fund or an Underlying Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund or the Underlying Fund, as the case may be, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such a failure by an Underlying Fund would bear adversely on the Fund’s qualification as a RIC.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month-end may be obtained by calling (855) 609-3860.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of the Fund’s Class I Shares from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 609-3860
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Q3 2016 3.71%	Q3 2015 (4.82)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only. After-tax returns for Class M Shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class I Shares only. After-tax returns for Class M Shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Stone Ridge Global Equity Variance Risk Premium Master Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
(Fee Waiver and/or Expense Reimbursement)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)/Recoupment	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	$ 198
3 Years	rr_ExpenseExampleYear03	641
5 Years	rr_ExpenseExampleYear05	1,111
10 Years	rr_ExpenseExampleYear10	2,410
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	641
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,410
2015	rr_AnnualReturn2015	0.49%
2016	rr_AnnualReturn2016	4.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.82%)
One Year	rr_AverageAnnualReturnYear01	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 14, 2014
Stone Ridge Global Equity Variance Risk Premium Master Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
(Fee Waiver and/or Expense Reimbursement)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)/Recoupment	rr_NetExpensesOverAssets	2.10%
1 Year	rr_ExpenseExampleYear01	$ 213
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	1,183
10 Years	rr_ExpenseExampleYear10	2,554
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,183
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,554
One Year	rr_AverageAnnualReturnYear01	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 14, 2014
Stone Ridge Global Equity Variance Risk Premium Master Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 14, 2014
Stone Ridge Global Equity Variance Risk Premium Master Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 14, 2014
Stone Ridge Global Equity Variance Risk Premium Master Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 14, 2014

[1]	Reflects the Fund’s allocable share of the advisory fees and other expenses of the funds in which the Fund invests.
[2]	Through February 28, 2018, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.25% for Class I shares and 0.40% for Class M shares of the average daily net assets attributable to such Class of shares of the Fund. The Adviser shall be permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment; provided, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940).